Equity (Details) (USD $)	0 Months Ended
	May 01, 2013	Dec. 22, 2012	Dec. 21, 2012	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Ownership interest in operating partnerhip			100.00%	100.00%	100.00%
Stock, shares authorized					300,000,000
Common stock, shares authorized				200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share				$ 0.01	$ 0.01
Preferred Stock, Shares Authorized					100,000,000
Preferred Stock, Par or Stated Value Per Share					$ 0.01
Cummulative Dividend Threshold					$ 0.644
Option Conversion Ratio		0.3333333333
Class of Stock [Line Items]
Common stock, shares authorized				200,000,000	200,000,000
Sale of Stock, Number of Shares Issued in Transaction	17,250,000
Proceeds from Contributed Capital			$ 100,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Total Issuable					1,019,424
Stock Options Granted (2012 Conversion Option Plan)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Total Issuable					809,240
Stock Options Granted (2012 Special Conversion Option Plan)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Total Issuable					210,184
Remaining Options Issuable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Total Issuable					0
Common Class A [Member]
Equity [Abstract]
Common stock, shares authorized					100,000,000
Class of Stock [Line Items]
Common stock, shares authorized					100,000,000
Common Class B [Member]
Equity [Abstract]
Common stock, shares authorized					100,000,000
Class of Stock [Line Items]
Common stock, shares authorized					100,000,000
Sale of Stock, Number of Shares Issued in Transaction			7,800,000